OTHER CURRENT ASSETS - Movement of allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OTHER CURRENT ASSETS
Balance at beginning of the year	$ 6,678	$ 6,874
Charge to expenses	50,587	7,061
Writing off of accounts receivable		(7,061)
Foreign exchange loss	(713)	(196)
Balance at end of the year	$ 56,552	$ 6,678